Property, Plant and Equipment	12 Months Ended
Dec. 31, 2019
Property, plant and equipment [abstract]
Property, Plant and Equipment
PROPERTY, PLANT AND EQUIPMENT

($ millions)	2019	2018
Development and production assets	23,038.6	26,635.3
Corporate assets	117.2	114.6
Property, plant and equipment at cost	23,155.8	26,749.9
Accumulated depletion, depreciation and impairment	(15,314.2)	(16,319.7)
Net carrying amount	7,841.6	10,430.2

Reconciliation of movements during the year
Development and production assets
Cost, beginning of year	26,635.3	25,881.1
Accumulated depletion and impairment, beginning of year	(16,262.2)	(11,877.1)
Net carrying amount, beginning of year	10,373.1	14,004.0

Net carrying amount, beginning of year	10,373.1	14,004.0
Acquisitions through business combinations, net	8.7	12.2
Additions	1,075.7	1,083.6
Dispositions, net	(1,230.9)	(523.8)
Transfers from exploration and evaluation assets	380.6	705.9
Reclassified as assets held for sale	(195.0)	—
Depletion	(1,087.4)	(1,412.4)
Impairment	(1,466.4)	(3,704.8)
Foreign exchange	(70.8)	208.4
Net carrying amount, end of year	7,787.6	10,373.1

Cost, end of year	23,038.6	26,635.3
Accumulated depletion and impairment, end of year	(15,251.0)	(16,262.2)
Net carrying amount, end of year	7,787.6	10,373.1

Corporate assets
Cost, beginning of year	114.6	106.4
Accumulated depreciation, beginning of year	(57.5)	(48.0)
Net carrying amount, beginning of year	57.1	58.4

Net carrying amount, beginning of year	57.1	58.4
Additions	2.9	7.7
Depreciation	(5.9)	(9.2)
Foreign exchange	(0.1)	0.2
Net carrying amount, end of year	54.0	57.1

Cost, end of year	117.2	114.6
Accumulated depreciation, end of year	(63.2)	(57.5)
Net carrying amount, end of year	54.0	57.1

At December 31, 2019, future development costs of $5.15 billion (December 31, 2018 - $7.23 billion) were included in costs subject to depletion.
Direct general and administrative costs capitalized by the Company during the year ended December 31, 2019 were $40.0 million (year ended December 31, 2018 - $48.0 million), including $4.3 million of share-based compensation costs (year ended December 31, 2018 - $7.7 million).
Impairment test of property, plant and equipment
2019 Impairment
For the year ended December 31, 2019, the decrease in forecast benchmark commodity prices in addition to losses recognized on dispositions during the year were indicators of impairment. As a result, impairment and recovery testing were required and the Company prepared estimates of future cash flows to determine the recoverable amount of the respective assets.
The following table outlines the forecast benchmark commodity prices and the exchange rate used in the impairment calculation of PP&E at December 31, 2019:

	2020	2021	2022	2023	2024	2025	2026	2027	2028	2029	2030 (2)
WTI ($US/bbl) (1)	61.00	63.75	66.18	67.91	69.48	71.07	72.68	74.24	75.73	77.24	78.79
Exchange Rate ($US/$Cdn)	0.760	0.770	0.785	0.785	0.785	0.785	0.785	0.785	0.785	0.785	0.785
WTI ($Cdn/bbl)	80.26	82.79	84.31	86.51	88.51	90.54	92.59	94.57	96.47	98.39	100.37
AECO ($Cdn/MMbtu) (1)	2.04	2.32	2.62	2.71	2.81	2.89	2.96	3.03	3.09	3.16	3.24

(1)	The forecast benchmark commodity prices listed above are adjusted for quality differentials, heat content, distance to market and other factors in performing the impairment tests.

(2)	Forecast benchmark commodity prices are assumed to increase by 2.0% in each year after 2030 to the end of the reserve life. Exchange rates are assumed to be constant at 0.785.
At December 31, 2019, the Company determined that the carrying amount of the Southeast Saskatchewan, Southwest Saskatchewan, Southern Alberta and Northern Alberta CGUs exceeded their recoverable amount. The full amount of the impairments were attributed to PP&E and, as a result, impairment losses of $1.21 billion were recorded as a component of DD&A and impairment expense. The impairment loss was largely due to the decrease in forecast benchmark commodity prices used in impairment testing at December 31, 2019 compared to December 31, 2018.
In future periods, the impairment can be reversed up to the original carrying value less any associated DD&A if the estimated recoverable amounts of the CGUs exceed their carrying amount. At December 31, 2019, the after tax impairment losses that can be reversed for the Canada and U.S. operating segments were $3.66 billion and $52.8 million, respectively.
The following table summarizes the impairment expense for the year ended December 31, 2019 by CGU:

CGU ($ millions, except %)	Operating segment	Recoverable amount	Discount rate	Impairment	Impairment, net of tax
Southeast Saskatchewan	Canada	4,087.0	15.00%	811.7	594.1
Southwest Saskatchewan	Canada	1,704.1	15.00%	333.5	244.1
Southern Alberta	Canada	858.0	15.00%	56.0	41.0
Northern Alberta	Canada	1.1	15.00%	6.6	4.8
Total impairment		6,650.2		1,207.8	884.0

Changes in any of the key judgments, such as a revision in reserves, changes in forecast benchmark commodity prices, foreign exchange rates, capital or operating costs would impact the recoverable amounts of assets and any recoveries or impairment charges would affect net income. The following sensitivities show the resulting impact on income before tax of the changes in discount rate and forecast benchmark commodity price estimates at December 31, 2019, with all other variables held constant:

CGU ($ millions)	Discount Rate		Commodity Prices
	Increase 1%	Decrease 1%	Increase 5%	Decrease 5%
Southeast Saskatchewan	(265.1)	291.8	489.8	(486.7)
Southwest Saskatchewan	(113.2)	124.7	215.7	(215.2)
Southern Alberta	(61.1)	67.3	118.2	(118.3)
Northern Alberta	(0.3)	0.3	0.6	(0.6)
Increase (decrease)	(439.7)	484.1	824.3	(820.8)

2018 Impairment
For the year ended December 31, 2018, the decrease in the value of the Company's market capitalization as compared to shareholders' equity was an indicator of impairment. As a result, impairment and recovery testing were required and the Company prepared estimates of future cash flows to determine the recoverable amount of the respective assets.
The following table outlines the forecast benchmark commodity prices and the exchange rate used in the impairment calculation of PP&E at December 31, 2018:

	2019	2020	2021	2022	2023	2024	2025	2026	2027	2028	2029 (2)
WTI ($US/bbl) (1)	58.58	64.60	68.20	71.00	72.81	74.59	76.42	78.40	79.98	81.59	83.22
Exchange Rate ($US/$Cdn)	0.757	0.782	0.797	0.803	0.807	0.808	0.808	0.808	0.808	0.808	0.808
WTI ($Cdn/bbl)	77.38	82.61	85.57	88.42	90.22	92.31	94.58	97.03	98.99	100.98	103.00
AECO ($Cdn/MMbtu) (1)	1.88	2.31	2.74	3.05	3.21	3.31	3.39	3.46	3.54	3.62	3.70

(1)	The forecast benchmark commodity prices listed above are adjusted for quality differentials, heat content, distance to market and other factors in performing the impairment tests.

(2)	Forecast benchmark commodity prices are assumed to increase by 2.0% in each year after 2029 to the end of the reserve life. Exchange rates are assumed to be constant at 0.808.
At December 31, 2018, the Company determined that the carrying amount of all CGUs exceeded their recoverable amount. The full amount of the impairments were attributed to PP&E and, as a result, impairment losses of $3.70 billion were recorded as a component of depletion, depreciation, amortization and impairment expense.
The following table summarizes the impairment expense for the year ended December 31, 2018 by CGU:

CGU ($ millions, except %)	Operating segment	Recoverable amount	Discount rate	Impairment	Impairment, net of tax
Southeast Saskatchewan	Canada	5,250.6	15.00%	1,782.1	1,300.9
Utah	U.S.	931.7	18.00%	873.5	658.4
Southwest Saskatchewan	Canada	1,975.2	15.00%	549.4	401.1
Southern Alberta (1)	Canada	872.7	15.00%	404.8	295.5
Northern U.S.	U.S.	878.7	15.00%	83.8	63.2
Northern Alberta	Canada	3.9	15.00%	11.2	8.2
Total impairment (2)		9,912.8		3,704.8	2,727.3

(1)
At September 30, 2018, the Company classified certain non-core assets as held for sale. Immediately before classifying the assets as held for sale, the Company conducted a review of the assets' recoverable amounts and recorded an impairment loss of $14.1 million related to PP&E.

(2)
At December 31, 2018, accumulated after tax impairment losses, net of depletion had no impairment loss been recognized in prior periods for the Canada and U.S. operating segments were $3.29 billion and $879.9 million, respectively.

Impairments were recognized in all CGUs largely due to the increase in discount rates used in impairment testing, reflecting a higher weighted average cost of capital at December 31, 2018 compared to December 31, 2017 and current market conditions in the Canadian energy sector.
Changes in any of the key judgments, such as a revision in reserves, changes in forecast benchmark commodity prices, foreign exchange rates, capital or operating costs would impact the recoverable amounts of assets and any recoveries or impairment charges would affect net income. The following sensitivities show the resulting impact on income before tax of the changes in discount rate and forecast benchmark commodity price estimates at December 31, 2018, with all other variables held constant:

CGU ($ millions)	Discount Rate		Commodity Prices
	Increase 1%	Decrease 1%	Increase 5%	Decrease 5%
Southeast Saskatchewan	(350.2)	385.5	640.6	(639.8)
Utah	(46.8)	53.8	140.7	(111.0)
Southwest Saskatchewan	(135.8)	149.7	240.9	(240.6)
Southern Alberta	(70.0)	77.2	133.8	(132.5)
Northern U.S.	(57.6)	65.6	83.8	(101.0)
Northern Alberta	(0.4)	0.5	1.0	(1.0)
Increase (decrease)	(660.8)	732.3	1,240.8	(1,225.9)